Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 30, 2024
COST [Member]
Schedule of Intangible Assets [Line Items]
additions for the year	$ 85,072
translation adjustment	392
Ending Balance	127,462
At March 31, 2024	127,462	$ 41,998
At March 31, 2025	127,462	$ 41,998
AMORTIZATION [Member]
Schedule of Intangible Assets [Line Items]
Beginning Balance	(10,173)
additions for the year	(20,757)
translation adjustment	(95)
Ending Balance	(31,025)
At March 31, 2024	(31,025)
At March 31, 2025	(31,025)
CARRYING AMOUNTS [Member]
Schedule of Intangible Assets [Line Items]
Beginning Balance	31,825
Ending Balance	96,437
At March 31, 2024	96,437
At March 31, 2025	$ 96,437